UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-2556

Name of Fund:  Merrill Lynch Ready Assets Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Ready Assets Trust, 800 Scudders Mill Road,
Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011, Princeton,
NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/03

Date of reporting period: 01/01/03 - 06/30/03

Item 1 - Attach shareholder report



(BULL LOGO)
Merrill Lynch Investment Managers


Semi-Annual Report
June 30, 2003


Merrill Lynch
Ready Assets
Trust


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shownin this report should not be considered a representation of future performance, which will fluctuate. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust. Statements and other information herein are as dated and are subject to change.



Merrill Lynch Ready Assets Trust
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



Merrill Lynch Ready Assets Trust, June 30, 2003


DEAR SHAREHOLDER


For the six-month period ended June 30, 2003, Merrill Lynch Ready
Assets Trust paid shareholders a net annualized dividend of .81%.* The Trust's 7-day yield as of June 30, 2003 was .66%.

The average portfolio maturity for Merrill Lynch Ready Assets Trust at June 30, 2003 was 60 days, as compared to 56 days at December 31, 2002.


The Environment
During the six-month period ended June 30, 2003, U.S. economic activity slowed as consumer and business spending came to a standstill, as a result of global uncertainties caused by the war with Iraq. Gross domestic product for the first quarter of 2003 grew at only 1.4%, the same rate of growth as the disappointing fourth quarter 2002 figure. Employment data remained weak and corporations have been trimming expenses to achieve profitability, but few have seen top-line growth. The expected increase in business capital expenditures has not yet materialized, as there is still overcapacity in many sectors. On the positive side, low mortgage rates supported the strength in the housing market and mortgage refinancing provided consumers with some financial flexibility.

On June 25, 2003, the Federal Reserve Board again cut interest rates by 25 basis points (.25%) to 1%, bringing the Federal Funds rate to its lowest level since July 1958. While the Federal Reserve Board lowered interest rates, accompanying statements that "growth risks are balanced" resulted in a sell-off in the U.S. Treasury markets. The move to cut interest rates appears to be more about concerns over deflation than a necessary boost for the economy, which has shown signs of improvement from the first quarter of 2003.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


Portfolio Matters
While the portfolio's duration and composition remained relatively unchanged since year end, volatile swings in financial markets created distinct buying and selling opportunities during the last quarter. With the six-month and one-year sectors of the curve relatively flat, we focused our buying in the much steeper sectors of 18 months and two years, which endured the brunt of the selling pressure during these swings. Variable rate product enabled us to have greater flexibility in our fixed rate purchases, as we had adequate protection against higher interest rates to compensate for the additional interest rate exposure we were willing to incur.

Believing the Federal Reserve Board must assure a sustainable recovery, it is our opinion that interest rates should remain unchanged at least through the end of 2003. With that in mind, we continue to view a sell-off in the market as a buying opportunity, although, in the weeks ahead, we believe the market may be vulnerable as the economy receives a boost from President Bush's tax-cut plan.

The Trust's composition at the end of June and as of our last report to shareholders is detailed below:

                                              6/30/03      12/31/02

Bank Notes                                       1.3%       1.3%
Certificates of Deposit--European                0.4        1.0
Certificates of Deposit--Yankee++                7.8        6.0
Commercial Paper                                39.6       31.5
Corporate Notes                                  6.4        7.3
Funding Agreements                               3.7        3.6
Municipal Bonds                                  --         0.7
Promissory Notes                                 0.4        --
Time Deposits                                    0.1        --
Repurchase Agreements                            --         5.7
U.S. Government, Agency & Instrumentality
   Obligations--Discount                         1.9        1.2
U.S. Government, Agency & Instrumentality
   Obligations--Non-Discount                    41.1       41.6
Liabilities in Excess of Other Assets           (2.7)       --
Other Assets Less Liabilities                    --         0.1
                                               ------     ------
Total                                          100.0%     100.0%
                                               ======     ======

++U.S. branches of foreign banks.



Merrill Lynch Ready Assets Trust, June 30, 2003



In Conclusion
We appreciate your investment in Merrill Lynch Ready Assets Trust, and we look forward to sharing our investment outlook with you in our next report to shareholders.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Donaldo S. Benito)
Donaldo S. Benito
Vice President and Portfolio Manager



July 31, 2003



OFFICERS AND TRUSTEES


Terry K. Glenn, President and Trustee
Donald W. Burton, Trustee
M. Colyer Crum, Trustee
Laurie Simon Hodrick, Trustee
Fred G. Weiss, Trustee
Kevin J. McKenna, Senior Vice President
Donaldo S. Benito, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary



Custodian
The Bank of New York
100 Church Street
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210



Merrill Lynch Ready Assets Trust, June 30, 2003


SCHEDULE OF INVESTMENTS                                             (in Thousands)

                            Face         Interest       Maturity
Issue                      Amount         Rate*           Date           Value
Bank Notes--1.3%

National City            $ 23,000         1.07++ %      3/03/2004      $    23,003
Bank of Ohio

U.S. Bank, NA              43,000         1.58++       12/02/2003           43,048

Total Bank Notes (Cost--$66,068)                                            66,051


Certificates of Deposit--European--0.4%

Deutsche Bank AG,          23,000         1.10          9/11/2003           23,002
London

Total Certificates of Deposit--European
(Cost--$23,000)                                                             23,002


Certificates of Deposit--Yankee--7.8%

Abbey National             45,000         1.04++        3/12/2004           44,997
Treasury Services
PLC, NY

BNP Paribas, NY            57,000         1.04++        3/08/2004           56,998

Canadian Imperial          56,000         1.20++        7/15/2004           56,000
Bank of Commerce,
NY

Deutsche Bank AG,          42,000         1.05++       10/20/2003           42,000
NY                         17,800         1.575         6/21/2004           17,800

Nordea Bank                70,000         1.235++       9/09/2003           69,998
Finland, NY

Societe Generale,          57,000         1.05++        2/12/2004           56,998
NY

Toronto-Dominion           25,000         2.49          7/14/2003           25,011
Bank, NY                   36,000         0.968++       9/26/2003           35,997

Total Certificates of Deposit--Yankee
(Cost--$405,789)                                                           405,799


Commercial Paper--39.6%

Amstel Funding             14,000         1.25          7/07/2003           13,997
Corp.                      44,000         1.24          8/15/2003           43,942
                           22,100         1.24          8/19/2003           22,069

Amsterdam                  34,000         1.25          7/02/2003           33,999
Funding Corp.              34,000         1.24          7/10/2003           33,990
                           12,000         1.15          7/11/2003           11,996
                           20,000         1.20          7/15/2003           19,991

Apreco, Inc.               43,000         1.12          7/18/2003           42,977

Aspen Funding Corp.        22,000         1.24          7/03/2003           21,999
                           65,000         0.97          7/25/2003           64,958

Barton Capital             15,000         1.00          7/11/2003           14,996
Corporation

Beta Finance Inc.          18,025         1.10          7/10/2003           18,020





                            Face         Interest       Maturity
Issue                      Amount         Rate*           Date           Value
Commercial Paper (continued)

Bills Securitization     $ 45,000         1.24  %       7/21/2003      $    44,969
Ltd.

Blue Ridge Asset           12,000         1.00          8/18/2003           11,984
Funding Corp.

Clipper Receivables        41,000         1.26          7/15/2003           40,980
Corp.                      45,000         1.00          7/22/2003           44,973
                           26,000         1.01          7/22/2003           25,985
                           24,000         1.06          7/29/2003           23,980

Comision Federal           15,000         1.25          7/09/2003           14,996
de Electricidad

Corporate                  45,000         1.24          7/03/2003           44,997
Receivables Corp.

Delaware Funding           15,198         1.25          7/09/2003           15,194
Corp.                      20,000         1.05          7/17/2003           19,991
                           45,000         1.00          7/23/2003           44,973

Edison Asset               21,159         1.05          8/07/2003           21,136
Securitization, LLC

Falcon Asset               44,400         1.21          7/07/2003           44,391
Securitization             22,000         1.07          7/15/2003           21,991
                           35,000         1.06          7/16/2003           34,985
                           31,000         1.00          7/22/2003           30,982

Forrestal Funding          16,767         1.20          7/02/2003           16,766
Master Trust

Goldman Sachs              27,000         1.29++       10/09/2003           26,920
Group, Inc.                78,000         1.274++      10/10/2003           78,000

Greyhawk Funding,          10,000         1.20          7/02/2003           10,000
LLC                        30,000         1.23          7/17/2003           29,984
                           12,500         1.24          7/18/2003           12,493

International Lease        28,000         1.25          7/16/2003           27,985
Finance Corporation

Jupiter Securitization     70,000         1.21          7/09/2003           69,981
Corp.                      19,133         1.05          7/17/2003           19,124
                           16,000         1.00          7/23/2003           15,990

Kitty Hawk                 18,000         1.24          7/07/2003           17,996
Funding Corp.              55,000         1.00          7/21/2003           54,969

Mont Blanc Capital         15,000         1.25          7/07/2003           14,997
Corp.                      38,000         1.12          7/15/2003           37,983
                           12,012         1.02          8/19/2003           11,995

Morgan Stanley             22,000         1.455++      10/20/2003           22,000
                           45,000         1.18++       12/02/2003           45,000
                           45,000         1.455++      12/02/2003           45,000

Newport Funding            16,000         1.24          7/16/2003           15,992
Corp.                      30,000         1.06          7/28/2003           29,976

Nordea North               23,000         1.00          7/18/2003           22,989
America Inc.




Merrill Lynch Ready Assets Trust, June 30, 2003


SCHEDULE OF INVESTMENTS (continued)                                 (in Thousands)

                            Face         Interest       Maturity
Issue                      Amount         Rate*           Date           Value
Commercial Paper (concluded)

Old Line Funding         $ 10,036         1.26  %       7/02/2003      $    10,036
Corp.                      14,000         1.05          8/07/2003           13,985

PB Finance                 50,000         1.25          7/29/2003           49,952
(Delaware) Inc.

Park Avenue                36,000         1.05          7/16/2003           35,984
Receivables Corp.

Preferred Receivables      45,000         1.17          7/08/2003           44,990
Funding Corp.              14,000         1.07          7/14/2003           13,995
                           16,500         1.06          7/17/2003           16,492
                           28,000         1.07          7/17/2003           27,987
                           22,000         1.02          7/23/2003           21,986

Sheffield Receivables      60,000         1.26          7/01/2003           60,000
Corporation                55,000         1.20          7/08/2003           54,987

Sigma Finance              22,200         1.13++       12/05/2003           22,198
Inc.

Spintab AB                 40,000         1.25          7/24/2003           39,968

Tulip Funding              31,000         1.26          7/01/2003           31,000
Corporation                12,351         1.06          7/29/2003           12,341
                           80,000         1.06          7/31/2003           79,929
                           15,115         1.06          8/07/2003           15,099

Variable Funding           20,000         1.15          7/02/2003           19,999
Capital Corp.

Windmill Funding           34,000         1.20          7/11/2003           33,989
Corp.

Total Commercial Paper (Cost--$2,060,559)                                2,060,498


Corporate Notes--6.4%

American Honda             25,000         1.25++        9/04/2003           25,015
Finance Corp.              12,500         1.249++      10/06/2003           12,504
                           12,500         1.241++       5/12/2004           12,502

Associates Corp. of        16,000         1.109++       6/25/2004           16,000
North America

BMW US Capital             16,000         1.263++      12/10/2003           16,000
Corp.

Bank of New York           25,000         1.369++      10/30/2003           24,994
Co., Inc.

General Electric            5,000         1.399++      10/22/2003            5,003
Capital Corp.              58,500         1.429++       4/22/2004           58,571
                           18,000         1.224++       5/20/2004           18,024
                           50,000         1.348++       7/16/2004           50,000

Goldman Sachs              16,000         1.539++       7/13/2004           16,000
Group, Inc.



                            Face         Interest       Maturity
Issue                      Amount         Rate*           Date           Value
Corporate Notes (concluded)

Holmes Financing         $ 23,300         1.18++ %     10/15/2003      $    23,300
(Number 6) PLC

Morgan Stanley             20,000         1.41++        7/15/2004           20,000

Northern Rock PLC          22,000         1.29++       11/19/2003           22,005

Salomon, Smith             12,000         1.551++       8/11/2003           12,005
Barney Holdings, Inc.

Total Corporate Notes (Cost--$331,911)                                     331,923


Funding Agreements--3.7%

Jackson National           80,000         1.40++        5/03/2004           80,000
Life Insurance Co.

Metropolitan Life          20,000         1.43++        4/01/2004           20,000
Insurance Company

Monumental Life            20,000         1.465++      11/14/2003           20,000
Insurance Company

New York Life              20,000         1.214++      10/21/2003           20,000
Insurance Company          30,000         1.174++       5/28/2004           30,000

Pacific Life               20,000         1.40++        2/02/2004           20,000
Insurance Co.

Total Funding Agreements (Cost--$190,000)                                  190,000


Promissory Notes--0.4%

Morgan Stanley             23,000         1.535++       2/02/2004           23,000

Total Promissory Notes (Cost--$23,000)                                      23,000


Time Deposits--0.1%

Deutsche Bank AG            4,165         1.375         7/01/2003            4,165
(Cayman)

Total Time Deposits (Cost--$4,165)                                           4,165


U.S. Government, Agency & Instrumentality
Obligations--Discount--1.9%

Fannie Mae                 23,000         1.235         8/06/2003           22,976
                           20,000         1.23          8/22/2003           19,975
                           44,700         1.30          4/02/2004           44,356

Freddie Mac                11,200         1.275         2/26/2004           11,127

Total U.S. Government, Agency & Instrumentality
Obligations--Discount (Cost--$98,295)                                       98,434




Merrill Lynch Ready Assets Trust, June 30, 2003


SCHEDULE OF INVESTMENTS (concluded)                                 (in Thousands)

                            Face         Interest       Maturity
Issue                      Amount         Rate*           Date           Value
U.S. Government, Agency & Instrumentality
Obligations--Non-Discount--41.1%

Fannie Mae               $ 24,000         1.13++ %      8/01/2003      $    24,001
                           21,000         4.00          8/15/2003           21,075
                           56,000         1.02++        9/19/2003           55,999
                           85,500         4.75         11/14/2003           86,685
                           50,000         1.113++      12/03/2003           50,013
                          110,000         1.07++        1/14/2004          110,000
                           34,000         1.169++       1/22/2004           34,003
                           87,000         1.143++       2/13/2004           87,011
                            7,500         5.125         2/13/2004            7,687
                          110,000         0.885++       5/27/2004          109,955
                           11,500         3.00          6/15/2004           11,699
                           37,500         6.50          8/15/2004           39,731
                           15,000         2.46          8/19/2004           15,027
                           65,000         1.186++      10/29/2004           64,971
                            9,000         2.625        11/04/2004            9,045
                            9,000         2.20          1/14/2005            9,051
                            9,000         2.15          1/28/2005            9,053
                            8,900         2.00          4/08/2005            8,961
                           13,500         1.81          5/20/2005           13,513
                           17,900         1.45          7/08/2005           17,894

Federal Farm               21,000         1.20++        3/01/2004           20,996
Credit Bank                90,000         1.20++        3/01/2004           89,988
                           40,000         1.00++        3/16/2004           39,994
                           44,000         1.05++        3/16/2004           43,987
                           27,000         1.00++        4/15/2004           26,996
                           45,000         0.878++       6/21/2004           44,991
                           22,000         1.02++        8/06/2004           21,996
                           23,000         1.02++       11/04/2004           23,000
                           89,500         1.085++      12/15/2004           89,493
                          110,000         1.03++       12/17/2004          109,969
                           38,500         1.02++        2/28/2005           38,494
                           21,000         0.905++       3/24/2005           20,986
                           29,000         1.22++        5/06/2005           28,992
                          112,500         0.959++       7/05/2005          112,466



                            Face         Interest       Maturity
Issue                      Amount         Rate*           Date           Value
U.S. Government, Agency & Instrumentality
Obligations--Non-Discount (concluded)

Federal Farm             $ 11,100         1.239++%     12/05/2005      $    11,097
Credit Bank                19,000         0.978++       2/21/2006           18,990
(concluded)                22,000         1.013++       5/19/2006           21,987
                           13,000         1.054++       2/20/2008           12,994

Federal Home               15,000         4.50          7/07/2003           15,008
Loan Bank                  65,000         0.959++       9/15/2003           65,011
                            5,000         2.50         11/14/2003            5,028
                           51,000         1.11++       12/04/2003           51,015
                           13,700         4.875         4/16/2004           14,108
                           14,665         3.375         5/14/2004           14,947
                           32,700         1.01++        8/19/2004           32,693
                           44,400         1.625         4/15/2005           44,604
                           17,800         1.75          6/17/2005           17,825
                           17,800         1.42          6/30/2005           17,786

Freddie Mac                33,500         4.50          8/15/2004           34,739
                           11,000         2.50          8/27/2004           11,024
                           11,000         3.25         11/15/2004           11,301
                           11,000         2.23         11/19/2004           11,045
                           19,000         2.15          1/21/2005           19,106
                            9,500         2.10          2/25/2005            9,560
                           13,300         2.125         4/28/2005           13,342

Student Loan               18,000         2.25          7/02/2003           18,000
Marketing                  50,000         0.98++        7/10/2003           50,000
Association                50,000         1.04++        1/09/2004           50,000
                           69,000         1.05++        2/12/2004           68,992

Total U.S. Government, Agency &
Instrumentality Obligations--
Non-Discount (Cost--$2,136,100)                                          2,137,924

Total Investments
(Cost--$5,338,887)--102.7%                                               5,340,796
Liabilities in Excess of Other Assets--(2.7%)                            (139,861)
                                                                       -----------
Net Assets--100.0%                                                     $ 5,200,935
                                                                       ===========

*Commercial Paper and certain U.S. Government, Agency &
Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at June 30, 2003.
++Variable rate notes.

See Notes to Financial Statements.



Merrill Lynch Ready Assets Trust, June 30, 2003


FINANCIAL INFORMATION

Statement of Assets and Liabilities as of June 30, 2003
Assets:           Investments, at value (identified cost--$5,338,887,051*)                                  $ 5,340,795,787
                  Receivables:
                     Beneficial interest sold                                             $    17,971,248
                     Interest                                                                   8,405,317        26,376,565
                                                                                          ---------------
                  Prepaid registration fees and other assets                                                        169,585
                                                                                                            ---------------
                  Total assets                                                                                5,367,341,937
                                                                                                            ---------------

Liabilities:      Payables:
                     Securities purchased                                                     130,354,615
                     Beneficial interest redeemed                                              31,549,776
                     Distributor                                                                1,605,368
                     Investment adviser                                                         1,536,910
                     Other affiliates                                                           1,267,617       166,314,286
                                                                                          ---------------
                  Accrued expenses and other liabilities                                                             92,764
                                                                                                            ---------------
                  Total liabilities                                                                             166,407,050
                                                                                                            ---------------

Net Assets:       Net assets                                                                                $ 5,200,934,887
                                                                                                            ===============

Net Assets        Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:       shares authorized                                                                         $   519,902,615
                  Paid-in capital in excess of par                                                            4,679,123,536
                  Unrealized appreciation on investments--net                                                     1,908,736
                                                                                                            ---------------
                  Net Assets--Equivalent to $1.00 per share based on 5,199,026,152
                  shares of beneficial interest outstanding                                                 $ 5,200,934,887
                                                                                                            ===============

*Cost for Federal income tax purposes. As of June 30, 2003, net unrealized appreciation for Federal income tax purposes amounted to $1,908,736, of which $2,075,669 related to appreciated securities and $166,933 related to depreciated securities.

See Notes to Financial Statements.



Merrill Lynch Ready Assets Trust, June 30, 2003


FINANCIAL INFORMATION (continued)
<CAPITON>

Statement of Operations

                                                                                                         For the Six Months
                                                                                                        Ended June 30, 2003
Investment        Interest and amortization of premium and discount earned                                  $    38,186,155
Income:

Expenses:         Investment advisory fees                                                $     9,684,606
                  Distribution fees                                                             3,131,134
                  Transfer agent fees                                                           2,947,322
                  Accounting services                                                             350,435
                  Printing and shareholder reports                                                 89,954
                  Professional fees                                                                82,729
                  Registration fees                                                                66,998
                  Custodian fees                                                                   65,608
                  Trustees' fees and expenses                                                      37,756
                  Pricing services                                                                  8,935
                  Other                                                                            37,549
                                                                                          ---------------
                  Total expenses                                                                                 16,503,026
                                                                                                            ---------------
                  Investment income--net                                                                         21,683,129
                                                                                                            ---------------

Realized &        Realized gain on investments--net                                                                 198,429
Unrealized        Change in unrealized appreciation on investments--net                                         (2,726,776)
Gain (Loss)on                                                                                               ---------------
Investments--Net: Total realized and unrealized loss on investments--net                                        (2,528,347)
                                                                                                            ---------------
                  Net Increase in Net Assets Resulting from Operations                                      $    19,154,782
                                                                                                            ===============

See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust, June 30, 2003


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets

                                                                                            For the Six          For the
                                                                                            Months Ended        Year Ended
                                                                                              June 30,         December 31,
Increase (Decrease) in Net Assets:                                                              2003               2002
Operations:       Investment income--net                                                  $    21,683,129   $    80,531,177
                  Realized gain on investments--net                                               198,429           422,875
                  Change in unrealized appreciation on investments--net                       (2,726,776)       (3,590,466)
                                                                                          ---------------   ---------------
                  Net increase in net assets resulting from operations                         19,154,782        77,363,586
                                                                                          ---------------   ---------------

Dividends &       Investment income--net                                                     (21,683,129)      (80,531,177)
Distributions to  Realized gain on investments--net                                             (198,429)         (422,875)
Shareholders:                                                                             ---------------   ---------------
                  Net decrease in net assets resulting from dividends and distributions
                  to shareholders                                                            (21,881,558)      (80,954,052)
                                                                                          ---------------   ---------------

Beneficial        Net proceeds from sale of shares                                          3,137,072,165     6,978,005,181
Interest          Value of shares issued to shareholders in reinvestment of dividends
Transactions:     and distributions                                                            21,881,520        80,953,534
                                                                                          ---------------   ---------------
                                                                                            3,158,953,685     7,058,958,715
                  Cost of shares redeemed                                                 (3,291,501,421)   (7,723,113,919)
                                                                                          ---------------   ---------------
                  Net decrease in net assets derived from beneficial interest
                  transactions                                                              (132,547,736)     (664,155,204)
                                                                                          ---------------   ---------------

Net Assets:       Total decrease in net assets                                              (135,274,512)     (667,745,670)
                  Beginning of period                                                       5,336,209,399     6,003,955,069
                                                                                          ---------------   ---------------
                  End of period                                                           $ 5,200,934,887   $ 5,336,209,399
                                                                                          ===============   ===============

See Notes to Financial Statements.



Merrill Lynch Ready Assets Trust, June 30, 2003


FINANCIAL INFORMATION (concluded)

Financial Highlights

The following per share data and ratios
have been derived from information                          For the Six
provided in the financial statements.                       Months Ended
                                                              June 30,            For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:                         2003         2002         2001         2000          1999
Per Share         Net asset value, beginning of period       $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
Operating                                                    ----------   ----------   ----------   ----------   ----------
Performance:      Investment income--net                          .0041        .0139        .0381        .0582        .0464
                  Realized and unrealized gain (loss)
                  on investments--net                           (.0005)      (.0005)        .0015        .0008      (.0007)
                                                             ----------   ----------   ----------   ----------   ----------
                  Total from investment operations                .0036        .0134        .0396        .0590        .0457
                                                             ----------   ----------   ----------   ----------   ----------
                  Less dividends and distributions:
                     Investment income--net                     (.0041)      (.0139)      (.0381)      (.0582)      (.0464)
                     Realized gain on investments--net             --++      (.0001)      (.0002)           --         --++
                                                             ----------   ----------   ----------   ----------   ----------
                  Total dividends and distributions             (.0041)      (.0140)      (.0383)      (.0582)      (.0464)
                                                             ----------   ----------   ----------   ----------   ----------
                  Net asset value, end of period             $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ==========   ==========   ==========   ==========   ==========
                  Total investment return                         .81%*        1.40%        3.81%        6.00%        4.74%
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to         Expenses                                        .63%*         .62%         .63%         .63%         .64%
Average                                                      ==========   ==========   ==========   ==========   ==========
Net Assets:       Investment income and realized gain
                  on investments--net                             .83%*        1.40%        3.82%        5.80%        4.64%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental      Net assets, end of period                  $5,200,935   $5,336,209   $6,003,955   $5,845,780   $6,231,946
Data:             (in thousands)                             ==========   ==========   ==========   ==========   ==========


++Amount is less than $.0001 per share.
*Annualized.

See Notes to Financial Statements.



Merrill Lynch Ready Assets Trust, June 30, 2003


NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Ready Assets Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Repurchase agreements--The Trust invests in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes--It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Trust declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax) in additional shares of beneficial interest at net asset value. Dividends are declared from net investment income and distributions from net realized gain or loss on investments.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.



Merrill Lynch Ready Assets Trust, June 30, 2003


NOTES TO FINANCIAL STATEMENTS (concluded)


MLIM provides the Trust with investment management, research, statistical, and advisory services, and pays certain other expenses of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates:


Portion of average daily value of net assets:                Rate

Not exceeding $500 million                                  .500%
In excess of $500 million but not exceeding $1 billion      .400%
In excess of $1 billion but not exceeding $5 billion        .350%
In excess of $5 billion but not exceeding $10 billion       .325%
In excess of $10 billion but not exceeding $15 billion      .300%
In excess of $15 billion but not exceeding $20 billion      .275%
In excess of $20 billion                                    .250%


The Trust has adopted a Shareholder Servicing Plan and Agreement in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner and Smith Incorporated ("MLPF&S"), a wholly-owned subsidiary of ML & Co., receives a fee each month from the Trust at the annual rate of .125% of average daily net assets of the accounts of Trust shareholders who maintain their Trust accounts through MLPF&S. This fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for providing direct personal services to shareholders. The fee is not compensation for administrative services.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

For the six months ended June 30, 2003, the Trust reimbursed MLIM
$61,130 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of MLIM, FDS, MLPF&S, PSI, FAMD, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.




Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15, 2003)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/ independence of more than one financial expert) If no, explain why not. -N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15, 2003)

Item 4 - Disclose annually only (not answered until December 15,
2003)

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

(Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8--Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b)--There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act. Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Ready Assets Trust


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       Merrill Lynch Ready Assets Trust


Date: August 21, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Ready Assets Trust


Date: August 21, 2003


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Ready Assets Trust


Date: August 21, 2003



Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.